Income Taxes - Schedule of the Components of Earnings Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Loss before income taxes
Domestic	$ (3,280,300)	$ (6,131,500)
Foreign
Total loss before income taxes	$ (3,280,300)	$ (6,131,500)